IAI RETIREMENT FUNDS, INC.
                               SEMI-ANNUAL REPORT


                 IAI REGIONAL PORTFOLIO, IAI BALANCED PORTFOLIO
                              IAI RESERVE PORTFOLIO


                                  JUNE 30, 1998
                                   (UNAUDITED)






                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
                           IAI RETIREMENT FUNDS, INC.


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1998
                                   (UNAUDITED)

  President's Letter............................. 2

  Portfolio Managers' Reviews

     IAI Regional Portfolio...................... 3

     IAI Balanced Portfolio...................... 4

     IAI Reserve Portfolio....................... 5

  Schedules of Investments

     IAI Regional Portfolio...................... 6

     IAI Balanced Portfolio...................... 9

     IAI Reserve Portfolio...................... 12

  Notes to Schedules of Investments............. 13

  Statements of Assets and Liabilities.......... 14

  Statements of Operations...................... 15

  Statements of Changes in Net Assets

     IAI Regional Portfolio..................... 16

     IAI Balanced Portfolio..................... 17

     IAI Reserve Portfolio...................... 18

  Financial Highlights

     IAI Regional Portfolio..................... 19

     IAI Balanced Portfolio..................... 20

     IAI Reserve Portfolio...................... 21

  Notes to Financial Statements................. 22

  Distributor, Adviser, Custodian,
  Legal Counsel, Independent Auditors,
  Directors............................. Back Cover




                                   [LOGO] IAI
                                  MUTUAL FUNDS

                            INVESTMENT ADVISERS, INC.
         P.O. BOX 357 MINNEAPOLIS, MINNESOTA 55402 USA FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700

                               PRESIDENT'S LETTER
                           IAI RETIREMENT FUNDS, INC.

[PHOTO]
ROY C. GILLSON
PRESIDENT

WHAT'S RIGHT WITH THIS MARKET

The stock market has been on a roller coaster of late, and that naturally makes people uneasy. But if you're a long-term investor, then I would argue that there are a lot more good things influencing the market than bad things.

True, U.S. corporate earnings are flattening out, and that's putting a damper on the stock market. When you buy a stock, you're buying a future stream of dividends as well as a stronger company because most of the profits are being reinvested. After double-digit growth during much of the 1990s, profits in 1998 are growing in the low single digits. A major reason why profits are sluggish is the economic and currency turmoil in Asia, which hurts U.S. companies doing business there.

Another reason for sluggish profit growth is the great job that Corporate America has done to become more efficient. After years of cost-cutting, there isn't much cutting left to do. To enhance profits, companies must either boost prices or sell more products and services. But with inflation at virtually zero, it's tough to raise prices. So, profit growth must come through increased unit volume.

And that's where the good news is likely to begin. Even with the dampening effects of Asia, the U.S. economy is still basically healthy, making it possible for U.S. corporations to sell more products and services here at home. True, we're losing business in Asia, because the dollar is so strong compared to their currencies. But what we're losing in Asia, we're gaining in Europe, as that region of the world begins to enjoy U.S.-style prosperity. Europe will look even stronger once the euro, the Continent's single currency, begins to replace 11 currencies on January 1, 1999.

Asia has helped keep inflation worries away, and that has kept interest rates low. Recently, the 30-year Treasury bond yield reached its lowest level ever, as global investors buy our securities for the greatest safety and liquidity. Partly because of our low inflation environment, worldwide demand for U.S. stocks and bonds continues to be strong.

Even if 1998 turns out to be a mediocre year for stocks, let's not feel too sorry for ourselves. The Dow Jones Industrial Average has more than doubled since 1995 and virtually tripled since the beginning of this decade. Where was the Dow in 1982? 800! Has your house gone up by a factor of ten in fifteen years? Probably not. The point is that markets do not go up in a straight line, and there is bound to be volatility. But if you're an investor for the long term, then you should be able to step back and see the good in this market.

We hope that you read the Portfolio Managers' Reviews which follow this letter. They offer a detailed perspective on the individual funds' performance and strategy. As always, we appreciate your continued trust and confidence in IAI. If there is any way that we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.


SINCERELY,


/s/Roy C. Gillson

Roy C. Gillson
President

                           PORTFOLIO MANAGER'S REVIEW
                             IAI REGIONAL PORTFOLIO


IAI REGIONAL PORTFOLIO

[PHOTO]
MARK C. HOONSBEEN, CFA
IAI REGIONAL PORTFOLIO
MANAGER

HOW HAS THE PORTFOLIO PERFORMED?

The IAI Regional Portfolio, which invests in companies within the eight states of the Upper Midwest, gained 4.93% during the six months ended June 30, 1998, while the S&P 500 Index had a return of 17.71%. The S&P consists of 80% large cap stocks vs. 20% in our Portfolio. Through 1997, large cap stocks outperformed smaller cap stocks, affecting our performance compared to the index. The Portfolio also had an underweighted position in banks and financial companies, which did well over the past year.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

Due to the economic and currency troubles overseas, the U.S. markets have been very volatile of late. We tend to take a long-term view, however, and we believe we will be well served by continuing to invest in profitable companies with strong cash flow and high growth prospects.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

             IAI REGIONAL PORTFOLIO
               (INCEPTION 1/31/94)      S&P 500 INDEX*
             ----------------------     --------------

 1/31/94            10,000                  10,000
12/31/94            10,620                   9,803
12/31/95            14,178                  13,479
12/31/96            15,862                  16,613
12/31/97            17,998                  22,158
 6/30/98            18,885                  26,083


AVERAGE ANNUAL RETURNS+
THROUGH 6/30/98

                                                             Since Inception
                                Six months**      1 Year         1/31/94
-------------------------------------------------------------------------------
   IAI REGIONAL PORTFOLIO         4.93%            9.92%          15.49%
-------------------------------------------------------------------------------
   S&P 500 Index                 17.71%           30.16%          24.18%*
-------------------------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94
** NOT ANNUALIZED

                           PORTFOLIO MANAGERS' REVIEW
                             IAI BALANCED PORTFOLIO

IAI BALANCED PORTFOLIO

[PHOTO]
LARRY R. HILL, CFA
IAI BALANCED PORTFOLIO
CO-MANAGER

[PHOTO]
DONALD J. HOELTING, CFA
IAI BALANCED PORTFOLIO
CO-MANAGER

HOW HAS THE PORTFOLIO PERFORMED?

The IAI Balanced Portfolio, which seeks to invest in the optimal mixture of stocks and bonds, earned a return of 7.58% over the six months ended June 30, 1998. In contrast, the Lehman Government/Corporate Bond Index and S&P 500 Index had returns of 4.17% and 17.71%, respectively. The Portfolio's mix of stocks and bonds generally places the return consistently in the middle of these two market indicators.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

We continue to focus on companies with solid competitive advantages and extremely high financial quality at attractive fundamental valuations. Companies with these characteristics possess the strength and flexibility to weather downturns in the economy and capital markets. These qualities also should lead to strong relative performance in weak markets and out-performance over a full market cycle.

The current asset allocation strategy reflects a well-balanced mix of 45% in U.S. equities and 55% in fixed income securities.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

             IAI BALANCED PORTFOLIO                   LEHMAN GOVERNMENT/
              (INCEPTION 2/03/94)   S&P 500 INDEX*  CORPORATE BOND INDEX*
              -------------------   --------------  ---------------------

  2/3/94            $10,000           $10,000              $10,000
12/31/94             10,220             9,803                9,506
12/31/95             11,877            13,479               11,335
12/31/96             13,041            16,613               11,664
12/31/97             15,203            22,158               12,802
 6/30/98             16,356            26,083               13,246


AVERAGE ANNUAL RETURNS+
THROUGH 6/30/98

                                                               Since Inception
                                  Six months**      1 Year         2/03/94
-------------------------------------------------------------------------------
   IAI BALANCED PORTFOLIO           7.58%           14.64%          11.82%
-------------------------------------------------------------------------------
   S&P 500 Index                   17.71%           30.16%          24.18%*
-------------------------------------------------------------------------------
   Lehman Government/
   Corporate Bond Index             4.17%           11.28%           6.74%*
-------------------------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94
** NOT ANNUALIZED

                           PORTFOLIO MANAGER'S REVIEW
                              IAI RESERVE PORTFOLIO

IAI RESERVE PORTFOLIO

[PHOTO]
LARRY R. HILL, CFA
IAI RESERVE PORTFOLIO
MANAGER

HOW HAS THE PORTFOLIO PERFORMED?

The IAI Reserve Portfolio earned a return of 2.17% for the six months ended June 30, 1998, compared to the Salomon Brothers One Year Treasury Bill Index which had a 2.84% return. The difference in return reflects the Portfolio's commitment to high quality assets with a shorter average maturity for much of the year.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

Above-trend economic growth should persist, although expectations will be dampened by financial market turbulence, particularly in Asia. As overseas markets stabilize, cyclical inflationary pressures will re-emerge due to tight labor market conditions. Short-term interest rates are directly related to actions by the Federal Reserve. While the current structure of interest rates suggests the possibility of a cut in rates by the Fed, we believe the Fed is still focused on controlling domestic inflation. Thus, a rate cut is unlikely unless Asian markets deteriorate further, eroding confidence in the global financial system.


VALUE OF $10,000 INVESTMENT+ AVERAGE

[PLOT POINTS CHART]

                   IAI RESERVE PORTFOLIO      SALOMON ROTHERS ONE
                    (INCEPTION 4/07/94)    YEAR TREASURY BILL INDEX*
                    -------------------    -------------------------
  4/7/94                 $10,000                 $10,000
12/31/94                  10,225                  10,232
12/31/95                  10,746                  11,060
12/31/96                  11,277                  11,686
12/31/97                  11,798                  12,400
 6/30/98                  12,054                  12,752


ANNUAL AVERAGE RETURNS+
THROUGH 6/30/98

                                                               Since Inception
                                 Six months**       1 Year         4/07/94
-------------------------------------------------------------------------------
   IAI RESERVE PORTFOLIO             2.17%           4.68%           4.51%
-------------------------------------------------------------------------------
   Salomon Brothers One Year
     Treasury Bill Index             2.84%           5.95%           5.90%*
-------------------------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 4/01/94
** NOT ANNUALIZED

================================================================================
                             SCHEDULE OF INVESTMENTS
================================================================================

                             IAI REGIONAL PORTFOLIO

                                  JUNE 30, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)


COMMON STOCKS - 91.5%
                                                      Market                                                            Market
                                      Quantity      Value (a)                                           Quantity      Value (a)
--------------------------------------------------------------     -------------------------------------------------------------
COMMERCIAL SERVICES - 6.1%                                         FINANCIAL - 11.2%
Bell & Howell (b)                          500   $     12,906      Allstate                                3,700  $     338,781
G & K Services Class A                   1,300         56,713      Associated Banc-Corp                    2,125         79,953
Galileo International                   10,300        464,144      First Alliance (b)                      9,350         65,450
HA-LO Industries (b)                     6,200        192,975      Heller Financial (b)                   14,000        420,000
Manpower                                 3,000         86,063      Horace Mann Educators                   3,900        134,550
R.R. Donnelley                           3,100        141,824      Household Internationl                  4,200        208,950
W.W. Grainger                            1,800         89,662      Norwest                                 4,500        168,188
Wallace Computer Services                2,600         61,750      Old Republic International              4,800        140,700
                                                   -----------     ReliaStar Financial                     8,300        398,400
                                                    1,106,037      TCF Financial                           2,700         79,650
--------------------------------------------------------------                                                      ------------
CONSUMER DURABLES - 5.8%                                                                                              2,034,622
Excelsior-Henderson Motorcycle (b)       7,700         51,013      -------------------------------------------------------------
ITI Technologies (b)                    12,700        359,569      HEALTH SERVICES - 4.5%
Newell                                   5,000        249,062      Patterson Dental (b)                    9,750        357,094
Snap-On                                 10,300        373,374      Servicemaster                           6,600        251,212
VirtualFund.com (b)                      3,400         15,512      United Healthcare                       3,300        209,550
                                                   -----------                                                      ------------
                                                    1,048,530                                                           817,856
--------------------------------------------------------------     -------------------------------------------------------------
CONSUMER NON-DURABLES - 3.4%                                       HEALTH TECHNOLOGY - 10.2%
Hormel Foods                             4,000        138,250      Abbott Laboratories                     8,400        343,350
Sara Lee                                 4,900        274,094      Baxter International                    3,200        172,200
Tootsie Roll Industries                  2,700        207,225      CIMA Labs (b)                          25,700         85,934
                                                   -----------     Diametrics Medical (b)                 38,900        296,613
                                                      619,569      Medtronic                               7,300        465,375
--------------------------------------------------------------     Northfield Laboratories (b)            21,200        312,700
CONSUMER SERVICES - 2.2%                                           Possis Medical (b)                      9,800        122,500
Lodgenet Entertainment (b)              23,200        234,900      Urologix (b)                            7,800         66,300
Meredith                                 3,400        159,588                                                       ------------
                                                   -----------                                                        1,864,972
                                                      394,488      -------------------------------------------------------------
--------------------------------------------------------------     PROCESS INDUSTRIES - 7.3%                          1,864,972
ELECTRONIC TECHNOLOGY - 5.0%                                       AptarGroup                              2,400        149,250
ADC Telecommunications (b)               4,400        160,738      Bemis                                   4,100        167,588
Aetrium (b)                             16,500        142,313      Ecolab                                  5,000        155,000
Ault (b)                                   100            513      Fort James                              7,700        342,650
Digi International                       5,100        103,275      Northland Cranberries Class A          13,000        200,688
FSI International (b)                   12,600        122,063      Valspar                                 7,700        305,112
Norstan (b)                              6,600        165,412                                                       ------------
Sheldahl (b)                             3,700         32,605                                                         1,320,288
Sundstrand                               3,200        183,200      -------------------------------------------------------------
                                                   -----------
                                                      910,119
--------------------------------------------------------------
ENERGY MINERALS - 1.4%
Amoco                                    6,200        258,075
--------------------------------------------------------------

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 13

================================================================================
                             SCHEDULE OF INVESTMENTS
================================================================================

                             IAI REGIONAL PORTFOLIO

                                  JUNE 30, 1998
                                   (UNAUDITED)

                                                   Market                                                           Market
                                   Quantity       Value (a)                                       Quantity         Value (a)
------------------------------------------------------------    -------------------------------------------------------------
PRODUCER MANUFACTURING - 12.6%                                  TECHNOLOGY SERVICES - 7.6%
ABC Rail Products (b)                17,400   $     300,150     Anicom (b)                          13,200    $      196,350
HON Industries (b)                    3,100         105,400     Engineering Animation (b)            6,350           387,350
IDEX                                  7,600         262,200     Great Plains Software (b)            2,000            67,750
Illinois Tool Works                   4,800         320,100     Platinum Technology (b)             10,500           299,906
Juno Lighting                         3,200          75,600     Richardson Electronics              18,700           252,450
Pentair                               8,500         361,250     Secure Computing (b)                18,000           177,750
Rayovac (b)                           8,400         190,575                                                     -------------
Recovery Engineering (b)              9,500         200,094                                                        1,381,556
Tower Automotive (b)                  6,000         257,250     -------------------------------------------------------------
Zebra Technologies Class A (b)        5,100         218,025     TRANSPORTATION - 2.3%
                                                ------------    C.H. Robinson Worldwide              8,400           208,950
                                                  2,290,644     Hub Group Class A (b)                3,000            63,375
------------------------------------------------------------    USFreightways                        4,300           141,228
RETAIL TRADE - 7.2%                                                                                             -------------
Casey's General Stores                9,700         160,656                                                          413,553
Dayton Hudson                         3,800         184,300     -------------------------------------------------------------
Lands' End (b)                        5,500         173,938     UTILITIES - 4.7%
Sears Roebuck                         6,500         396,906     Ameritech                            6,400           287,200
Video Update Class A (b)             57,600          82,800     Minnesota Power & Light              2,600           103,350
Walgreen                              7,500         309,844     Northern States Power                8,400           240,450
                                                ------------    Unicom                               3,200           112,200
                                                  1,308,444     Wisconsin Energy                     3,400           103,275
------------------------------------------------------------                                                    -------------
                                                                                                                     846,475
                                                                =============================================================
                                                                TOTAL INVESTMENTS IN COMMON STOCKS
                                                                (COST: $14,880,212) .......................... $  16,615,228
                                                                =============================================================
                                                                TOTAL INVESTMENTS IN LONG-TERM
                                                                     SECURITIES
                                                                (COST: $14,880,212) .......................... $  16,615,228
                                                                =============================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 13

================================================================================
                             SCHEDULE OF INVESTMENTS
================================================================================

                             IAI REGIONAL PORTFOLIO

                                  JUNE 30, 1998
                                   (UNAUDITED)


SHORT-TERM SECURITIES - 7.8%
                                                                        Principal          Market
                                                    Rate     Maturity     Amount         Value (a)
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 7.8%
Associates Commercial Paper (FINANCIAL)              6.23%   07/01/98    $900,000          $900,000
General Electric Credit (FINANCIAL)                  6.15    07/01/98     520,000           520,000
                                                                                     ---------------
                                                                                          1,420,000
====================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $1,420,000).................................................................... $  1,420,000
====================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $16,300,212) (c)............................................................... $  18,035,228
====================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 0.7%
 ...................................................................................... $    135,687
====================================================================================================
TOTAL NET ASSETS
 ...................................................................................... $ 18,170,915
====================================================================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 13

================================================================================
                             SCHEDULE OF INVESTMENTS
================================================================================

                             IAI BALANCED PORTFOLIO

                                  JUNE 30, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)


COMMON STOCKS - 44.3%
                                                Market                                                         Market
                                   Quantity   Value (a)                                       Quantity        Value (a)
-------------------------------------------------------     ------------------------------------------------------------
CONSUMER DURABLES - 8.2%                                    HEALTH SERVICES - 2.7%
Bandag                                500  $    19,500      First Health Group (b)              1,400  $         39,900
Callaway Golf                       1,000       19,687      Servicemaster                       1,200            45,675
Department 56 (b)                   1,300       46,150                                                    --------------
Eastman Kodak                         400       29,225                                                           85,575
Harley-Davidson                     1,200       46,500      ------------------------------------------------------------
Mattel                                700       29,619      HEALTH TECHNOLOGY - 3.1%
Polaris                               900       33,863      Pfizer                                300            32,607
Sturm Ruger                         1,900       31,825      R.P. Scherer (b)                      250            22,156
                                          -------------     SmithKline Beecham ADR                700            42,350
                                               256,369                                                    --------------
-------------------------------------------------------                                                          97,113
CONSUMER NON-DURABLES - 5.6%                                ------------------------------------------------------------
800-JR Cigar                        2,100       41,475      INDUSTRIAL SERVICES - 1.2%
Coca-Cola                             420       35,910      Nabors Industries (b)               1,950            38,634
Gillette                              200       11,338      ------------------------------------------------------------
Nike Class B                          700       34,081      NON-ENERGY MINERALS - 0.7%
Philip Morris                       1,000       39,375      Nucor                                 450            20,700
UST                                   500       13,500      ------------------------------------------------------------
                                          -------------     PROCESS INDUSTRIES - 0.7%
                                               175,679      Schweitzer-Mauduit International      800            23,200
-------------------------------------------------------     ------------------------------------------------------------
CONSUMER SERVICES - 1.5%                                    PRODUCER MANUFACTURING - 5.9%
Walt Disney                           450       47,278      Berkshire Hathaway Class B (b)         15            39,195
-------------------------------------------------------     CBS                                 1,400            44,450
ELECTRONIC TECHNOLOGY - 1.4%                                General Electric                      320            29,120
3Com (b)                              500       15,343      Nordson                               300            14,100
Intel                                 380       28,168      Tyco International                    900            56,700
                                          -------------                                                   --------------
                                                43,511                                                          183,565
-------------------------------------------------------     ------------------------------------------------------------
ENERGY MINERALS - 2.0%                                      RETAIL TRADE - 1.7%
British Petroleum ADR                 306       27,005      Wal-Mart Stores                       880            53,460
Exxon                                 500       35,656      ------------------------------------------------------------
                                          -------------     TECHNOLOGY SERVICES - 1.2%
                                                62,661      Parametric Technology (b)           1,400            37,975
-------------------------------------------------------     ============================================================
FINANCIAL - 8.4%                                            TOTAL INVESTMENTS IN COMMON STOCKS
American Express                      400       45,600      (COST: $1,027,212) ......................... $    1,387,071
Federal Home Loan Mortgage                                  ============================================================
      Corporation                   1,200       56,475
Leucadia National (b)                 700       23,143
Norwest                               840       31,395
PMI Group                             300       22,013
SLM Holding                         1,050       51,450
United Asset Management             1,200       31,275
                                          -------------
                                               261,351
-------------------------------------------------------

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 13

================================================================================
                             SCHEDULE OF INVESTMENTS
================================================================================

                             IAI BALANCED PORTFOLIO

                                  JUNE 30, 1998
                                   (UNAUDITED)


U.S. GOVERNMENT OBLIGATIONS - 34.1%
                                                                                        Principal        Market
                                                             Rate          Maturity       Amount        Value (a)
-------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES - 18.9%
                                                              5.88%         10/31/9       $25,000    $      25,038
                                                              7.50          10/31/99       50,000           51,242
                                                              6.13          09/30/00       25,000           25,309
                                                              8.00          05/15/01       25,000           26,617
                                                              7.50          11/15/01       50,000           52,961
                                                              6.25          01/31/02       75,000           76,676
                                                              7.50          05/15/02       70,000           74,703
                                                              5.63          12/31/02       75,000           75,328
                                                              6.25          02/15/03       75,000           77,180
                                                              5.75          08/15/03       50,000           50,531
                                                              7.00          07/15/06       50,000           54,602
                                                                                                    ---------------
                                                                                                           590,187
------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS - 8.0%
                                                             12.00          05/15/05       40,000           54,543
                                                              6.50          11/15/26      100,000          111,046
                                                              6.63          05/15/27       75,000           84,692
                                                                                                    ---------------
                                                                                                           250,281
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.2%
Federal National Mortgage Association                         5.75          06/15/05      125,000          124,864
                                                              6.00          05/15/08       75,000           76,031
U.S. Treasury STRIP (zero coupon)                             5.69          11/15/10       50,000           24,945
                                                                                                    ---------------
                                                                                                           225,840
===================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT OBLIGATIONS
(COST: $1,046,183) ................................................................................ $    1,066,308
===================================================================================================================
TOTAL INVESTMENTS IN LONG-TERM SECURITIES
(COST: $2,073,395)................................................................................. $    2,453,379
===================================================================================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 13

================================================================================
                             SCHEDULE OF INVESTMENTS
================================================================================

                             IAI BALANCED PORTFOLIO

                                  JUNE 30, 1998
                                   (UNAUDITED)


SHORT-TERM SECURITIES - 20.5%
                                                                                   Principal         Market
                                                               Rate     Maturity     Amount         Value (a)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.6%
Federal Home Loan Mortgage Corporation (DISCOUNT NOTE)         5.60%    07/01/98    $ 80,000       $   80,000
--------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 17.9%
Associates Commercial Paper (Financial)                        6.23     07/01/98     155,000          155,000
General Electric Credit (Financial)                            6.15     07/01/98     155,000          155,000
Pepsico (Foods and Foods Processing)                           6.00     07/01/98     250,000          250,000
                                                                                                --------------
                                                                                                      560,000
==============================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $640,000)  .............................................................................. $    640,000
==============================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $2,713,395) (c)  ........................................................................ $  3,093,379
==============================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 1.1%
 ................................................................................................ $     35,596
==============================================================================================================
TOTAL NET ASSETS
 ................................................................................................ $  3,128,975
==============================================================================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 13

================================================================================
                             SCHEDULE OF INVESTMENTS
================================================================================

                              IAI RESERVE PORTFOLIO

                                  JUNE 30, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)


U.S. GOVERNMENT OBLIGATIONS - 49.4%
                                                                                      Principal          Market
                                                               Rate      Maturity       Amount          Value (a)
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTE - 49.4%
                                                               5.75%     11/15/00     $ 200,000       $ 201,000
                                                               5.38      02/15/01       180,000         179,381
                                                                                                    -------------
                                                                                                        380,381
=================================================================================================================
TOTAL INVESTMENTS IN U.S GOVERNMENT OBLIGATIONS
(COST: $380,203) ...................................................................................  $ 380,381
=================================================================================================================


U.S. GOVERNMENT AGENCY SECURITIES - 29.2%
                                                                                       Principal         Market
                                                               Rate      Maturity        Amount        Value (a)
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 29.2%
Federal Home Loan Mortgage Corporation                         5.75%     07/06/98     $ 125,000       $ 124,904
Federal National Mortgage Association                          5.75      07/07/98       100,000          99,906
                                                                                                     ------------
                                                                                                        224,810
=================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY SECURITIES
(COST: $224,821)  ................................................................................... $ 224,810
=================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $605,024) (c) ................................................................................ $ 605,191
=================================================================================================================
OTHER ASSETS & LIABILITIES (NET) - 21.4%
 ..................................................................................................... $ 164,894
=================================================================================================================
TOTAL NET ASSETS
 ..................................................................................................... $ 770,085
=================================================================================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 13

================================================================================
                        NOTES TO SCHEDULES OF INVESTMENTS
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                                 JUNE 30, 1998
                                   (UNAUDITED)

                                       (a)
Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation".

                                       (b)
                    Currently non-income producing security.

                                       (c)
 At June 30 1998, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

--------------------------------------------------------------------------------------
                                             IAI REGIONAL   IAI BALANCED   IAI RESERVE
                                               PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------
   Cost for federal income tax purposes     $ 15,357,027     $2,106,606     $  976,622
                                          ============================================

   Gross unrealized appreciation            $  2,133,229     $  311,280     $      350
   Gross unrealized depreciation                (645,366)       (27,122)            --
                                          --------------------------------------------
   Net unrealized appreciation              $  1,487,863     $  284,158     $      350
                                          ============================================

--------------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                                 JUNE 30, 1998
                                   (UNAUDITED)

                                                              IAI REGIONAL     IAI BALANCED    IAI RESERVE
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market
      (Cost: $16,300,212; $2,713,395; and $605,024,
        respectively)                                           $18,035,228   $ 3,093,379   $   605,191
   Cash in bank on demand deposit                                   105,606         3,186       161,152
   Receivable for Investment securities sold                         15,632          --            --
   Receivable for Fund shares sold                                    4,890        15,854          --
   Dividends and accrued interest receivable                         12,193        17,366         5,104
   Organization costs                                                 1,501         1,522         1,926
                                                                ---------------------------------------
      TOTAL ASSETS                                               18,175,050     3,131,307       773,373
                                                                ---------------------------------------
LIABILITIES

   Payable for Funds shares purchased                                  --            --             603
   Accrued custody fees                                                --            --             239
   Other accrued expenses                                             4,135         2,332         2,446
                                                                ---------------------------------------
      TOTAL LIABILITIES                                               4,135         2,332         3,288
                                                                ---------------------------------------
         NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK     $18,170,915   $ 3,128,975   $   770,085
                                                                =======================================
REPRESENTED BY:

   Capital stock                                                $    11,217   $     2,090   $       772
   Additional paid-in capital                                    15,811,491     2,647,779       768,783
   Undistributed net investment income                               50,056        36,092           353
   Accumulated net realized gains (losses) on investments           563,135        63,030            10
   Unrealized appreciation on investments                         1,735,016       379,984           167
                                                                ---------------------------------------
      TOTAL - REPRESENTING NET ASSETS APPLICABLE TO
        OUTSTANDING CAPITAL STOCK
                                                                $18,170,915   $ 3,128,975   $   770,085
                                                                =======================================
      Shares of common stock outstanding; authorized
        10 billion shares of $.01 par value stock
        of each Portfolio                                         1,121,678       209,023        77,213
                                                                ---------------------------------------

      NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK    $     16.20   $     14.97   $      9.97
                                                                =======================================


           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 22

================================================================================
                            STATEMENTS OF OPERATIONS
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                                 JUNE 30, 1998
                                   (UNAUDITED)

                                                              IAI REGIONAL  IAI BALANCED  IAI RESERVE
                                                                PORTFOLIO     PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Income:
      Interest                                                  $  45,156     $ 43,047     $ 24,411
      Dividends                                                    84,407        7,744         --
                                                               -------------------------------------
        TOTAL INCOME                                              129,563       50,791       24,411
                                                               -------------------------------------

   Expenses:
      Investment advisory fees                                     57,984        8,980        2,036
      Dividend-disbursing, administrative, and accounting fees      8,921        1,382          452
      Legal fees                                                       49           49           49
      Custodian fees                                                5,721          767          619
      Amortization of organization costs                            1,249        1,248        1,248
      Compensation of Directors                                       861          143           33
      Audit fees                                                    1,991        1,448        1,448
      Printing and shareholder reporting                              976          388          388
      Registration fees                                             1,205          204          146
      Other expenses                                                  487           72           29
                                                               -------------------------------------
        TOTAL EXPENSES                                             79,444       14,681        6,448
        Less fees reimbursed or waived by Advisers                   --           --         (2,603)
                                                               -------------------------------------
        NET EXPENSES                                               79,444       14,681        3,845
                                                               -------------------------------------
          NET INVESTMENT INCOME                                    50,119       36,110       20,566
                                                               -------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
   Net realized gains (losses) on investments                     589,005       64,783           13
   Net change in unrealized appreciation or depreciation on
      investment securities                                       221,398       94,104         (183)
                                                               -------------------------------------
          NET GAIN (LOSS) ON INVESTMENTS                          810,403      158,887         (170)
                                                               -------------------------------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $ 860,522     $194,997     $ 20,396
                                                               ======================================

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 22

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI REGIONAL PORTFOLIO

                                                                        Six months ended     Year ended
                                                                          June 30,1998    December 31, 1997
-----------------------------------------------------------------------------------------------------------
OPERATIONS                                                                (UNAUDITED)
     Net investment income                                              $     50,119         $     95,617
     Net realized gains                                                      589,005              854,786
     Net change in unrealized appreciation or depreciation                   221,398              852,815
                                                                       -----------------------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 860,522            1,803,218
                                                                       -----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                   (96,518)             (62,116)
     Net realized gains                                                     (855,271)            (570,373)
                                                                       -----------------------------------
        TOTAL DISTRIBUTIONS                                                 (951,789)            (632,489)
                                                                       -----------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 78,277 and 354,778 shares                   1,311,310            5,590,877
     Net asset value of 59,974 and 41,012 shares issued
         in reinvestment of distributions                                    951,789              632,489
     Cost of 63,890 and 135,923 shares redeemed                           (1,085,733)          (2,140,268)
                                                                       -----------------------------------
        INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS             1,177,366            4,083,098
                                                                       -----------------------------------
        TOTAL INCREASE IN NET ASSETS                                       1,086,099            5,253,827

            NET ASSETS AT BEGINNING OF PERIOD                             17,084,816           11,830,989
                                                                       -----------------------------------

            NET ASSETS AT END OF PERIOD                                 $ 18,170,915         $ 17,084,816
                                                                       ===================================
               Including undistributed net investment income of:        $     50,056         $     96,455
                                                                       ===================================

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 22

===============================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI BALANCED PORTFOLIO

                                                                      Six months ended     Year ended
                                                                        June 30,1998    December 31, 1997
---------------------------------------------------------------------------------------------------------
OPERATIONS                                                              (UNAUDITED)
     Net investment income                                              $    36,110         $    51,014
     Net realized gains                                                      64,783              28,354
     Net change in unrealized appreciation or depreciation                   94,104             208,949
                                                                        -------------------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                194,997             288,317
                                                                        -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                  (51,894)            (32,873)
     Net realized gains                                                     (30,028)            (34,912)
                                                                        -------------------------------
        TOTAL DISTRIBUTIONS                                                 (81,922)            (67,785)
                                                                        -------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 42,644 and 65,491 shares                     640,554             898,051
     Net asset value of 5,480 and 5,042 shares issued
        in reinvestment of distributions                                     81,921              67,785
     Cost of 10,188 and 20,162 shares redeemed                             (152,230)           (274,759)
                                                                        -------------------------------
        INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS              570,245             691,077
                                                                        -------------------------------
        TOTAL INCREASE IN NET ASSETS                                        683,320             911,609

            NET ASSETS AT BEGINNING OF PERIOD                             2,445,655           1,534,046
                                                                        -------------------------------

            NET ASSETS AT END OF PERIOD                                 $ 3,128,975         $ 2,445,655
                                                                        ===============================
               Including undistributed net investment income of:        $    36,092         $    51,876
                                                                        ===============================

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 22

===============================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                           IAI RETIREMENT FUNDS, INC.

                              IAI RESERVE PORTFOLIO

                                                                             Six months ended       Year ended
                                                                               June 30,1998      December 31, 1997
------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                       (UNAUDITED)
     Net investment income                                                       $    20,566         $    27,768
     Net realized gains (losses)                                                          13                  (3)
     Net change in unrealized appreciation or depreciation                              (183)               (335)
                                                                                 --------------------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          20,396              27,430
                                                                                 --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                           (22,138)            (28,483)
     Net realized gains                                                                 --                  (890)
                                                                                 --------------------------------
        TOTAL DISTRIBUTIONS                                                          (22,138)            (29,373)
                                                                                 --------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 13,210 and 81,587 shares                              132,198             816,450
     Net asset value of 2,218 and 2,955 shares issued
        in reinvestment of distributions                                              22,138              29,373
     Cost of 40,389 and 35,024 shares redeemed                                      (403,824)           (350,481)
                                                                                 --------------------------------
        INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS           (249,488)            495,342
                                                                                 --------------------------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (251,230)            493,399

            NET ASSETS AT BEGINNING OF PERIOD                                      1,021,315             527,916
                                                                                 --------------------------------

            NET ASSETS AT END OF PERIOD                                          $   770,085         $ 1,021,315
                                                                                 ================================
               Including undistributed net investment income of:                 $       353         $     1,925
                                                                                 ================================

             SEE ACCOMPANY NOTES TO FINANCIAL STATEMENTS ON PAGE 22

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI REGIONAL PORTFOLIO


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                        Years ended December 31,          Period from
                                                    Six months ended  -------------------------------   January 31, 1994 ***
                                                      June 30, 1998     1997         1996      1995     to December 31, 1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                        (UNAUDITED)
   Beginning of period                                    $16.31       $15.02       $14.16     $10.62        $10.00
                                                   -------------------------------------------------------------------------

OPERATIONS
   Net investment income                                    0.04         0.08         0.05       0.06          0.03
   Net realized and unrealized gains (losses)              (0.06)        1.90         1.60       3.50          0.59
                                                   -------------------------------------------------------------------------
       TOTAL FROM OPERATIONS                               (0.02)        1.98         1.65       3.56          0.62
                                                   -------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                    -           (0.07)       (0.05)     (0.02)            -
   Net realized gains                                      (0.09)       (0.62)       (0.74)         -             -
                                                   -------------------------------------------------------------------------
       TOTAL DISTRIBUTIONS                                 (0.09)       (0.69)       (0.79)     (0.02)            -
                                                   -------------------------------------------------------------------------

NET ASSET VALUE
   End of period                                          $16.20       $16.31       $15.02     $14.16        $10.62
                                                   =========================================================================

Total investment return*                                    4.93%       13.45%       11.88%     33.51%         6.20%

Net assets at end of period (000's omitted)              $18,171      $17,085      $11,831     $5,105          $865

RATIOS:
   Expenses to average daily net assets                     0.89%+       0.90%        1.03%      1.37%**       1.13%+**
   Net investment income to average daily net assets        0.56%+       0.65%        0.77%      1.12%**       0.81%+**
   Average brokerage commission rate****                 $0.0509      $0.0583      $0.0513        n/a           n/a
   Portfolio turnover rate (excluding short-term
     securities                                             31.1%        62.1%        78.4%     156.0%        127.6%



* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.
** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $6,737 AND $7,455 IN EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.64% AND 3.90% RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .85% AND (1.96%), RESPECTIVELY.
***  COMMENCEMENT OF OPERATIONS
**** BEGINNING IN FISCAL 1996, THE PORTFOLIO IS REQUIRED TO DISCLOSE AN AVERAGE
     BROKERAGE COMMISSION RATE.
   + ANNUALIZED

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI BALANCED PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                 Years ended December 31,         Period from
                                             Six months ended  ----------------------------   February 3, 1994 ***
                                               June 30,199     1997       1996        1995    to December 31, 1994
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                 (UNAUDITED)
   Beginning of period                            $14.29       $12.71      $11.78     $10.22       $10.00
                                           -----------------------------------------------------------------------

OPERATIONS
   Net investment income                            0.12         0.27        0.22       0.09         0.10
   Net realized and unrealized gains                0.97         1.81        0.92       1.56         0.12
                                           -----------------------------------------------------------------------
        TOTAL FROM OPERATIONS                       1.09         2.08        1.14       1.65         0.22
                                           -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                           (0.26)       (0.24)      (0.10)     (0.09)           -
   Net realized gains                              (0.15)       (0.26)      (0.11)         -            -
                                           -----------------------------------------------------------------------
        TOTAL DISTRIBUTIONS                        (0.41)       (0.50)      (0.21)     (0.09)           -
                                           -----------------------------------------------------------------------

NET ASSET VALUE
   End of period                                  $14.97       $14.29      $12.71     $11.78       $10.22
                                           =======================================================================

Total investment return*                            7.58%       16.60%       9.80%     16.21%        2.20%

Net assets at end of period (000's omitted)       $3,129       $2,446      $1,534       $764         $206

RATIOS:
   Expenses to average daily net assets**           1.06%+       1.25%       1.25%      1.70%        1.25%+
   Net investment income to average daily net
     assets**                                       2.61%+       2.63%       2.84%      2.34%        2.28%+
   Average brokerage commission rate****         $0.0637      $0.0594     $0.0555        n/a          n/a
   Portfolio turnover rate (excluding
     short-term securities)                         27.2%        38.8%       67.4%      56.0%        21.6%



* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.
** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $6,737 AND $7,455 IN EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.64% AND 3.90% RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .85% AND (1.96%), RESPECTIVELY.
***  COMMENCEMENT OF OPERATIONS
**** BEGINNING IN FISCAL 1996, THE PORTFOLIO IS REQUIRED TO DISCLOSE AN AVERAGE
     BROKERAGE COMMISSION RATE.
   + ANNUALIZED

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                              IAI RESERVE PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                        Years ended December 31,         Period from
                                                     Six months ended -----------------------------   April 7, 1994 ***
                                                       June 30,1998      1997       1996      1995   to December 31, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                        (UNAUDITED)
   Beginning of period                                   $10.00         $10.03     $10.05    $10.03         $10.00
                                                   ----------------------------------------------------------------------

OPERATIONS
   Net investment income                                   0.19           0.43       0.49      0.48           0.20
   Net realized and unrealized gains (losses)             (0.02)          0.02      (0.01)     0.02           0.02
                                                   ----------------------------------------------------------------------
        TOTAL FROM OPERATIONS                              0.17           0.45       0.48      0.50           0.22
                                                   ----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                  (0.20)         (0.46)     (0.50)    (0.48)         (0.19)
   Net realized gains                                         -          (0.02)         -         -              -
                                                   ----------------------------------------------------------------------
        TOTAL DISTRIBUTIONS                               (0.20)         (0.48)     (0.50)    (0.48)         (0.19)
                                                   ----------------------------------------------------------------------

NET ASSET VALUE
   End of period                                          $9.97         $10.00     $10.03    $10.05         $10.03
                                                   ======================================================================

Total investment return*                                   2.17%          4.62%      4.93%     5.09%          2.25%

Net assets at end of period (000's omitted)                $770         $1,021       $528      $844           $544

RATIOS:
   Expenses to average daily net assets**                  0.85%+         0.85%      0.85%     1.03%          0.85%+
   Net investment income to average daily net assets**     4.55%+         4.57%      4.54%     4.84%          3.56%+
   Portfolio turnover rate (excluding short-term
     securities)                                           71.4%           0.0%     185.3%      0.0%           0.0%



* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.
** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $6,737 AND $7,455 IN EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.64% AND 3.90% RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .85% AND (1.96%), RESPECTIVELY.
***  COMMENCEMENT OF OPERATIONS
**** BEGINNING IN FISCAL 1996, THE PORTFOLIO IS REQUIRED TO DISCLOSE AN AVERAGE
     BROKERAGE COMMISSION RATE.
   + ANNUALIZED

===============================================================================
                          NOTES TO FINANCIAL STATEMENTS
===============================================================================

                            IAI RETIREMENT FUNDS INC.

                                  JUNE 30, 1998
                                   (UNAUDITED)


[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IAI Retirement Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI Regional Portfolio (Regional Portfolio), IAI Balanced Portfolio (Balanced Portfolio) and IAI Reserve Portfolio (Reserve Portfolio) are separate portfolios of IAI Retirement Funds, Inc. Portfolio shares are not offered directly to the public, but sold only to selected insurance companies' separate accounts in connection with variable life insurance policies or variable annuity contracts. The Regional Portfolio has a primary objective of long-term appreciation through investments in equity securities. The Balanced Portfolio has a primary objective of maximum total return through investment in stocks, bonds and short-term instruments. The Reserve Portfolio has a primary objective of providing a high level of current income consistent with the preservation of capital and liquidity. This report covers only the Regional Portfolio, Balanced Portfolio and Reserve Portfolio (the Portfolios).

Significant accounting policies followed by the Portfolios are summarized below:

SECURITY VALUATION
Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Such securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount.

FEDERAL TAXES
Since it is each Portfolio's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders, no provision for income taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
The Portfolios record security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income, including level yield amortization of discount, is accrued daily. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date. Distributions from net investment income are made annually for Regional Portfolio and Balanced Portfolio and monthly for Reserve Portfolio. Capital gains, if any, are primarily distributed in June. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

ORGANIZATION COSTS
Organization costs are being amortized over 60 months on a straight-line basis.

===============================================================================
                          NOTES TO FINANCIAL STATEMENTS
===============================================================================

                            IAI RETIREMENT FUNDS INC.

                                  JUNE 30, 1998
                                   (UNAUDITED)


[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

[2] COMMITMENTS AND CONTINGENCIES

Regional Portfolio, Balanced Portfolio and Reserve Portfolio have available lines of credit of $2,605,000, 385,000 and $160,000, respectively, with a bank at the prime interest rate. To the extent funds are drawn against the line, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. During the six months ended June 30, 1998, the Portfolio's paid no interest on the line of credit. There were no borrowings outstanding at June 30, 1998.

[3] FEES AND EXPENSES

Under the terms of an investment advisory agreement, Regional Portfolio, Balanced Portfolio and Reserve Portfolio pay Investment Advisers, Inc. (Advisers) an advisory fee based upon average daily net assets equal, on an annual basis, to .65%, .65% and .45%, respectively.

Each Portfolio also pays an annual fee to Advisers for acting as the Portfolios' dividend-disbursing, administrative, and accounting services agent. The fee is based on an annual rate of .10% of average daily net assets for each Portfolio.

In addition to the advisory and dividend-disbursing, administrative, and accounting services fees, the Portfolios are responsible for paying their operating expenses, including costs incurred in the purchase and sale of assets. Additionally, Advisers has voluntarily agreed to waive fees and expenses for Reserve Portfolio in excess of .85%, of average daily net assets through August 31, 1998.

[4] INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES
For the six months ended June 30, 1998, purchases of securities and sales proceeds, including maturities, for the Reserve Portfolio aggregated $380,203 and $100,000 respectively. Purchases of securities and sales proceeds, other than investments in short-term securities for Regional Portfolio and Balanced Portfolio, were as follows:

          -------------------------------------------------------------------
                                                 PURCHASES           SALES
          -------------------------------------------------------------------

          IAI REGIONAL PORTFOLIO             $    5,789,486     $   5,014,639
          IAI BALANCED PORTFOLIO             $      901,676     $     601,024
          -------------------------------------------------------------------

[5] SUBSEQUENT EVENT

On May 13, 1998, the Board of Directors approved a plan to liquidate the Regional Portfolio, Balanced Portfolio and Reserve Portfolio.

                               INVESTMENT ADVISER
                                  AND MANAGER

                           Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                                  612.376.2700


                                   CUSTODIAN

                          Norwest Bank Minnesota, N.A.
                              Sixth and Marquette
                             Minneapolis, MN 55479


                                 LEGAL COUNSEL

                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                             KPMG Peat Marwick LLP
                              4200 Norwest Center
                             Minneapolis, MN 55402


                                   DIRECTORS

                                Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                               J. Peter Thompson
                               Charles H. Withers



                                   [LOGO] IAI
                                  MUTUAL FUNDS

        P.O. BOX 357, MINNEAPOLIS, MINNESOTA 55402 USA FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700